Discontinued Operations (Tables)	12 Months Ended
Mar. 31, 2014
Discontinued Operations And Disposal Groups [Abstract]
Schedule of Discontinued Operations
b.	The following is the detail of discontinued operations:

	Year ended March 31,		Three months ended March 31,	Year ended December 31,
	2014	2013	2012	2011
Sales, net	$—	$—	$9	$54
Cost of sales	(220)	(1,170)	(72)	(1,070)

Gross loss	(220)	(1,170)	(63)	(1,016)
Operating expenses:
Research and development, net	—	(10)	—	(88)
Selling, marketing, general and administrative	(182)	(216)	(34)	(295)

Operating loss	(402)	(1,396)	(97)	(1,399)
Financial income (expense), net	162	(213)	103	144
Other income, net	2	415	60	38

(Loss) income before income taxes	(238)	(1,194)	66	(1,217)
Tax expense	(81)	—	—	—

Net (loss) income from discontinued operations	$(319)	$(1,194)	$66	$(1,217)